Note 23 - Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of non-current assets held for sale [text block]
	Note	2021	2020
Non-current assets held for sale
Eagle Vulture, Mascot & Penzance	23.1	–	500
Sale of subsidiary	23.2	–	–

Disclosure of disposal of assets and liabilities classified as held for sale [text block]
2019

Carrying amounts of net assets over which control was lost:
Non-current assets
Property, plant and equipment	227

Current assets
Trade and other receivables	84
Total assets	311

Non-current liabilities
Rehabilitation provision	650

Current liabilities
Trade and other payables	8
Total liabilities	658

Consideration receivable:
Cash received	1,000
Deferred consideration (at January 31, 2019)	1,953
Total consideration	2,953

Profit on sale of subsidiary:
Net liabilities derecognised	347
Cumulative exchange differences in respect of the net liabilities of the subsidiary reclassified from equity on loss of control of subsidiary	2,109
Fair value consideration receivable (at January 31, 2019)	2,953
Profit on sale of subsidiary	5,409